Not FDIC Insured May Lose Value No Bank Guarantee
See Notes to Statements of Investments.

Statements of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Franklin Tennessee Municipal Bond Fund 20
Notes to Financial Statements 22

Franklin Municipal Securities Trust
Statement of Investments (unaudited), February 28, 2021
Franklin California High Yield Municipal Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.2%
Diversified Financial Services 1.2%
a,b
FHLMC, Multi-family ,
2019-ML06, XCA, IO, FRN, 1.105%, 7/25/35 ............................. $ 139,207,646 $ 13,128,673
c
2020-ML07, XCA, IO, 144A, FRN, 2.132%, 1/25/37 ........................ 124,525,658 24,460,575
37,589,248
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $38,303,216) ................
37,589,248
Municipal Bonds 96.1%
California 89.8%
ABAG Finance Authority for Nonprofit Corp. , Covia Communities Obligated Group ,
Revenue , 2011 , Refunding , 6.125% , 7/01/41 ............................. 7,500,000 7,586,550
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,543,598
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,369,362
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,695,000 2,701,495
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,075,000 3,087,392
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,743,700
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........ 15,000,000 16,578,600
Beaumont Unified School District , GO , 2011C , Pre-Refunded , AGMC Insured , 6% ,
8/01/41 ......................................................... 1,925,000 1,971,816
California Community College Financing Authority , NCCD-Orange Coast Properties
LLC , Revenue , 2018 , 5.25% , 5/01/53 ................................... 6,250,000 6,616,312
c
California Community Housing Agency ,
Revenue, 144A, 2019 A, 5%, 4/01/49 ................................... 27,050,000 30,512,671
Revenue, 144A, 2019 A, 5%, 8/01/49 ................................... 23,000,000 26,050,030
Revenue, 144A, 2020 A, 5%, 2/01/50 ................................... 14,525,000 16,538,310
Revenue, 144A, 2021 A, 4%, 2/01/56 ................................... 5,000,000 5,315,550
Catalyst Housing Group LLC, Revenue, 144A, 2020A, 5%, 8/01/50 ............ 7,500,000 8,589,675
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 1,000,000 1,004,500
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 83,010,000 15,872,342
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 3,371,372
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,484,440
Sonoma County Securitization Corp., Revenue, 2020 B 2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,391,000
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/37 ........ 1,265,000 1,518,860
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/38 ........ 1,125,000 1,347,233
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/44 ........ 1,610,000 1,899,832
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/48 ........ 9,000,000 10,572,390
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,623,450
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 15,004,700
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/42 .............. 8,500,000 9,829,740
University of San Francisco, Revenue, 2011, Pre-Refunded, 6.125%, 10/01/36 .... 2,000,000 2,068,492
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,444,060
California Health Facilities Financing Authority ,
Revenue, 2016B, Pre-Refunded, 5%, 11/15/46 ............................ 10,985,000 13,614,150
Revenue, 2016B, 5%, 11/15/46 ....................................... 15,940,000 18,565,477
Adventist Health System/West Obligated Group, Revenue, 2016A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 8,939,794
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,124,915
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,684,420

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... $ 6,500,000 $ 7,134,985
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,866,950
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014A, 5%, 8/15/43 .............................................. 7,160,000 7,856,382
California Housing Finance , Revenue , 2019-2 , A , 4% , 3/20/33 .................. 55,008 61,775
c
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016A, 5%, 1/01/47 ......................................... 10,360,000 9,523,326
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,466,405
California Municipal Finance Authority ,
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,224,041
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,703,424
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,175,223
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,228,201
American Heritage Education Foundation, Revenue, 2016A, Refunding, 5%, 6/01/36 3,000,000 3,357,960
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,299,408
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,171,340
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/35 ..................... 600,000 655,002
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/50 ..................... 3,250,000 3,489,785
c
California Baptist University, Revenue, 144A, 2015A, 5.375%, 11/01/40 ......... 5,000,000 5,598,550
c
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 10,000,000 11,167,800
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,818,225
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5%, 8/15/30 ..... 1,000,000 1,109,410
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/39 ... 1,200,000 1,317,852
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/49 ... 3,500,000 3,817,065
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,806,050
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,752,015
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,296,968
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,291,181
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,250,000 4,808,238
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,113,594
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 102,315
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 216,226
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 114,357
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 57,808
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 149,785
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 395,175
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,092,180
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,087,160
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/40 ............................................ 5,000,000 5,522,250
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 10,764,100
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 3,051,997
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 541,834
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4%, 11/01/36 ........ 1,395,000 1,411,168

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4.5%, 11/01/46 ...... $ 1,600,000 $ 1,630,352
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,546,205
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,578,135
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,695,929
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/37 .......... 2,625,000 3,084,821
HumanGood California Obligated Group, Revenue, 2019A, Refunding, 5%, 10/01/44 12,885,000 14,975,462
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,517,746
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,480,000 2,690,825
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,969,944
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 24,393,793
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,652,791
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 18,200,565
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/39 ........ 1,145,000 1,340,681
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/49 ........ 2,775,000 3,199,270
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,197,460
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,133,170
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,388,680
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 604,198
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/31 ... 1,000,000 1,118,710
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/36 ... 2,750,000 3,033,222
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/41 ... 1,750,000 1,912,137
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 3.875%, 7/01/28 1,345,000 1,421,261
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/38 ... 1,100,000 1,245,310
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/49 ... 3,600,000 4,000,392
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,141,770
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,602,720
c
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 488,353
c
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,512,742
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,397,655
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,620,340
c
STREAM Charter School, Revenue, 144A, 2020A, 5%, 6/15/41 ............... 925,000 988,705
c
STREAM Charter School, Revenue, 144A, 2020A, 5%, 6/15/51 ............... 1,385,000 1,458,488
c
STREAM Charter School, Revenue, 144A, 2020B, 6.4%, 6/15/32 .............. 865,000 872,413
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/43 .............. 5,000,000 5,889,450
c
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,275,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 8,450,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 7,475,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 4,103,235
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 21,165,895
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 3,750,000 3,804,225
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,111,561
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,259,577
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,642,350
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/27 .................................................... 1,685,000 1,415,400
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/32 .................................................... 4,030,000 3,385,200
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/37 .................................................... 5,370,000 4,510,800

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/47 .................................................... $ 16,110,000 $ 13,532,400
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016C, 5%,
7/01/46 ........................................................ 10,000,000 11,264,000
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,135,030
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,229,162
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Refunding, 5%,
8/01/41 ........................................................ 2,200,000 2,471,282
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,697,325
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,328,921
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 576,125
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,063,802
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,085,220
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,847,741
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 250,623
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,404,757
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,095,760
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,419,720
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,178,936
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/35 .. 2,525,000 2,803,583
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/45 .. 3,500,000 3,826,095
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,170,450
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,007,390
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/35 . 1,200,000 1,358,772
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/45 . 1,675,000 1,867,491
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017A, 5%, 7/01/47 . 1,500,000 1,736,205
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,222,050
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,949,539
c
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,217,526
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 369,555
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 919,603
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,363,885
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 2,000,000 2,230,140
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,183,180
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,119,787
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,434,323
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5%, 6/01/34 ..... 750,000 832,290
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.125%, 6/01/47 . 845,000 923,813
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.25%, 6/01/52 .. 980,000 1,074,795
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/30 .... 315,000 360,666
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/37 .... 360,000 403,553
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/47 .... 1,720,000 1,896,008
c
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,680,480
California State Public Works Board ,
Revenue, 2011A, 5.125%, 10/01/31 .................................... 3,605,000 3,707,959
State of California Department of Corrections & Rehabilitation, Revenue, 2011C,
Refunding, 5.75%, 10/01/31 ........................................ 4,640,000 4,789,315
California State University , Revenue , 2015A , Refunding , 5% , 11/01/47 ............ 14,980,000 17,567,795

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. $ 2,230,000 $ 2,408,445
Special Assessment, 2016A, 5%, 9/02/36 ................................ 1,035,000 1,166,745
Special Assessment, 2016A, 5%, 9/02/45 ................................ 2,250,000 2,501,302
Special Assessment, 2017A, 4%, 9/02/27 ................................ 1,775,000 1,899,055
Special Assessment, 2017A, 5%, 9/02/37 ................................ 1,975,000 2,239,986
Special Assessment, 2017A, 5%, 9/02/46 ................................ 2,460,000 2,745,286
Special Assessment, 2017B, 5%, 9/02/37 ................................ 3,260,000 3,758,161
Special Assessment, 2017B, 5%, 9/02/47 ................................ 2,520,000 2,861,510
Special Assessment, 2017C, 5%, 9/02/37 ................................ 4,790,000 5,494,082
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,532,722
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,750,000 4,323,300
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 3,245,070
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,453,110
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 5,305,881
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,000,800
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,538,220
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,238,154
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 993,565
Special Assessment, 2019A, 5%, 9/02/39 ................................ 1,600,000 1,891,504
Special Assessment, 2019A, 5%, 9/02/44 ................................ 940,000 1,100,411
Special Assessment, 2019A, 5%, 9/02/48 ................................ 945,000 1,101,209
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,475,488
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 956,673
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,160,210
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 1,125,000 1,212,379
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 1,370,000 1,450,515
Aldersly Obligated Group, Revenue, 2015A, Refunding, 5%, 5/15/32 ........... 750,000 828,750
Aldersly Obligated Group, Revenue, 2015A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,099,153
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,246,200
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,215,574
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.25%, 11/01/31 .... 1,250,000 1,308,175
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.5%, 11/01/41 ..... 2,750,000 2,882,550
California Baptist University, Revenue, 2014A, 5.125%, 11/01/23 .............. 410,000 434,346
California Baptist University, Revenue, 2014A, 6.125%, 11/01/33 .............. 1,565,000 1,734,615
California Baptist University, Revenue, 2014A, 6.375%, 11/01/43 .............. 4,035,000 4,454,035
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/32 .... 1,135,000 1,315,692
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/41 .... 1,875,000 2,127,769
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,706,145
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 821,534
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue,
2014B, Refunding, 5%, 7/01/44 ...................................... 4,450,000 4,923,614
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,183,170
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,587,160
Community Facilities District No. 2015-01, Special Tax, 2015 01, 4%, 9/01/40 ..... 700,000 760,382
Community Facilities District No. 2015-01, Special Tax, 2015 01, 4%, 9/01/50 ..... 1,335,000 1,425,807
Community Facilities District No. 2015-01, Special Tax, 2015 1, 4%, 9/01/50 ...... 1,725,000 1,907,936
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/36 ...................................... 1,000,000 1,117,560
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/45 ...................................... 1,500,000 1,654,875
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,420,118
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,277,320

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2016-02, Special Tax, 2016-02, 4%, 9/01/40 ..... $ 3,845,000 $ 4,130,491
Community Facilities District No. 2016-02, Special Tax, 2016-02, 4%, 9/01/50 ..... 3,845,000 4,058,051
Community Facilities District No. 2016-02, Special Tax, 2016A, 5%, 9/01/46 ...... 11,020,000 12,151,974
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,435,668
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,438,510
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,750,000 2,033,482
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,273,820
e
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 613,446
e
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... 1,200,000 1,296,960
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 9,150,320
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 6,954,840
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,533,962
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 13,725,019
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 431,194
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,077,471
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,395,234
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 58,214,397
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,668,883
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,556,880
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,820,100
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,772,248
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,672,640
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,850,727
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , 5.5% , 9/01/43 ............................................ 4,955,000 5,364,283
Casitas Municipal Water District ,
Special Tax, 2017 B, BAM Insured, 5%, 9/01/42 ........................... 8,000,000 9,532,400
Special Tax, 2017 B, BAM Insured, 5.25%, 9/01/47 ......................... 5,000,000 6,104,050
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,693,620
GO, 2014C, Pre-Refunded, 5%, 8/01/35 ................................. 4,195,000 4,845,561
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 7,375,000 8,498,434
GO, C, 5%, 8/01/44 ................................................ 3,615,000 4,165,673
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019 1, 4%,
9/01/40 ........................................................ 500,000 543,490
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019 1, 4%,
9/01/51 ........................................................ 1,000,000 1,069,090
City & County of San Francisco ,
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/42 ........ 775,000 838,186
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,450,000 1,551,094
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 338,991
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 450,348
Community Facilities District No. 2019-1, Special Tax, 2019 1, 3.25%, 9/01/50 .... 450,000 454,837
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 943,853
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 896,594

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ $ 1,665,000 $ 1,845,120
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,706,797
City of Chula Vista ,
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/43 .......... 1,000,000 1,130,790
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/48 .......... 1,185,000 1,331,691
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,337,484
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,103,540
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,115,510
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,788,775
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/44 . 2,645,000 3,022,918
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 217,498
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 430,040
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,060,430
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49 2,300,000 2,596,976
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,305,200
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,198,280
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,776,386
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,622,565
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,833,983
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,145,100
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,083,170
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,155,775
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,613,587
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,115,650
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,663,815
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 3,041,500
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,885,125
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,731,910
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,493,813
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,526,854
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,969,352
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 382,071
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 415,892
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,061,270
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,453,946
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,873,380
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,745,625
City of Los Angeles Department of Airports , Revenue , 2019 D , 4% , 5/15/44 ........ 5,525,000 6,150,043

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Long Beach, (continued)
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. $ 3,740,000 $ 4,197,851
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,109,050
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 553,180
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,258,873
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 3,500,000 3,954,230
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,933,440
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018 1, 5%,
9/01/44 ........................................................ 415,000 468,572
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 191,130
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 196,177
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 201,225
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 211,628
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/38 ........................................................ 200,000 216,624
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 226,955
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 237,358
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 225,000 242,001
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 175,000 187,885
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/50 ........................................................ 475,000 509,100
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,340,844
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,382,987
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,215,760
City of Roseville ,
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 725,470
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,987,729
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,485,047
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,392,970
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,300,000 2,607,832
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,550,000 8,602,017
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 624,599
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 482,522
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,069,720

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ $ 440,000 $ 498,458
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 562,355
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 644,535
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,655,811
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 525,412
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 695,318
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 560,175
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,215,060
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,067,242
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,802,592
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,284,386
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,274,683
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,135,390
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,407,488
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 1,090,430
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/46 1,450,000 1,563,912
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/50 1,500,000 1,613,505
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,044,579
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 338,103
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 793,397
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,100,735
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 564,525
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,122,670
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,287,220
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,470,600
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 5,000,000 5,210,050
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,760,000 1,971,376
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,455,000 2,726,523
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018C ,
Refunding , 4% , 6/01/32 ............................................. 830,000 902,276
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,591,275
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,261,150
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,620,700
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,458,730
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 702,582

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Santa Paula, (continued)
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... $ 1,000,000 $ 1,158,050
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,170,180
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,454,640
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 835,000 850,798
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,839,135
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,686,583
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,420,738
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 6,936,072
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,897,648
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... 1,500,000 1,726,035
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 1,000,000 1,158,610
Community Facilities District No. 07-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 2,330,000 2,624,628
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/40 ......... 750,000 844,185
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/45 ......... 1,000,000 1,118,130
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 594,462
City of Vernon ,
Electric System, Revenue, 2012A, 5.5%, 8/01/41 .......................... 7,500,000 7,816,650
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,756,483
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,570,000 1,768,291
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,745,000 1,957,035
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,021,280
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,838,088
Clovis Unified School District ,
GO, 2004A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,123,843
GO, 2004A, NATL Insured, Zero Cpn., 8/01/27 ............................ 6,295,000 5,783,909
GO, 2004A, NATL Insured, Zero Cpn., 8/01/28 ............................ 3,000,000 2,682,570
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 4,721,920
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,606,680
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010B, 5.7%, 8/01/30 ......................... 2,255,000 2,262,126
Tax Allocation, Second Lien, 2010B, 6%, 8/01/42 .......................... 3,460,000 3,469,757
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 573,860
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ...... 4,000,000 4,596,360
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 3,151,188
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 5,200,000 5,251,740
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,690,381
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,491,562
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,308,226
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,629,900
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,680,120
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,117,370
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,105,040

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ $ 1,580,000 $ 1,706,779
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,188,022
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,659,573
c
CSCDA Community Improvement Authority ,
Revenue, 144A, 2020 A, 5%, 7/01/51 ................................... 5,000,000 5,853,400
Revenue, 144A, 2020 A, 5%, 1/01/54 ................................... 10,000,000 11,626,700
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... 8,000,000 8,658,720
Revenue, 144A, 2021A-2, 3.125%, 8/01/56 .............................. 10,000,000 9,200,000
Cudahy Community Development Commission Successor Agency , Tax Allocation ,
2011B , Pre-Refunded , 7.75% , 10/01/27 ................................. 3,795,000 3,961,600
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue ,
2007B , Refunding , 5.85% , 12/15/47 .................................... 4,525,000 4,533,281
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,075,320
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,251,940
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 .... 18,150,000 13,016,817
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,808,059
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,161,545
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,212,918
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,516,593
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 .... 2,400,000 2,047,488
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,743,201
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,078,730
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 704,820
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 610,385
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 968,048
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,884,643
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,275,840
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,352,394
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,152,690
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,219,481
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 40,827,750
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 27,623,750
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 19,081,475
Revenue, 2015A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 14,110,160
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 41,979,000 47,619,298
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,180,270
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,595,441
Golden State Tobacco Securitization Corp. ,
Revenue, 2007A-2, 5.3%, 6/01/37 ..................................... 5,000,000 5,202,000
Revenue, 2007C, Refunding, Zero Cpn., 6/01/47 .......................... 50,000,000 10,709,000
Revenue, 2015A, Refunding, 5%, 6/01/45 ............................... 37,630,000 43,026,895
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 12,750,000 13,189,620
Revenue, 2018A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 65,883,790
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,817,380
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,774,267
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,886,760
Hartnell Community College District , GO , 2009D , Zero Cpn., 8/01/49 ............. 10,000,000 4,432,300
Imperial Community College District , GO , 2011A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,422,215

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority ,
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/44 ........ $ 2,015,000 $ 2,183,817
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/49 ........ 4,800,000 5,192,880
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,575,850
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,465,250
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,347,223
Indio Community Facilities District , Special Tax , 2015 , Refunding , 5% , 9/01/35 ...... 1,190,000 1,342,415
Inland Valley Development Agency ,
Tax Allocation, 2014A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,295,000
Tax Allocation, 2014A, Refunding, 5%, 9/01/44 ............................ 9,000,000 9,829,530
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 824,705
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,178,150
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,906,450
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,167,220
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,164,350
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,339,280
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,327,380
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 332,988
Jurupa Public Financing Authority ,
Special Tax, 2014A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,484,025
Special Tax, 2015A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,586,360
Special Tax, Sub. Lien, 2015B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,482,200
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 3,250,000 3,615,300
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012B, Refunding,
5.125%, 9/02/30 ................................................. 4,980,000 5,264,706
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014A,
5.75%, 9/01/44 .................................................. 3,240,000 3,510,929
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
5.25%, 9/01/33 .................................................. 8,000,000 8,669,200
Lake Tahoe Unified School District , GO , 2012 , 0% , 8/01/40 .................... 1,140,000 1,202,153
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,526,600
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 866,807
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,783,400
Las Virgenes Unified School District , GO , 2011C , 0% , 8/01/33 .................. 8,050,000 9,370,925
Lathrop Financing Authority ,
Special Tax, 2013A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,096,567
Special Tax, 2013A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,158,093
Special Tax, 2013A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,159,785
Special Tax, 2013A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,880,548
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/32 ........................... 1,155,000 1,248,636
Special Tax, Junior Lien, 2013B, 5.375%, 9/01/35 .......................... 805,000 869,682
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,164,950
Lemon Grove School District , GO , 2010B , AGMC Insured , 0% , 8/01/45 ........... 6,500,000 7,061,275
Long Beach Bond Finance Authority , Revenue , 2007A , 5% , 11/15/29 ............. 4,630,000 5,897,740
Los Alamitos Unified School District ,
COP, 2012, 0%, 8/01/34 ............................................. 1,500,000 1,688,235
COP, 2012, 0%, 8/01/42 ............................................. 4,500,000 4,935,690
Mendocino-Lake Community College District ,
GO, 2011B, AGMC Insured, 0%, 8/01/36 ................................ 5,150,000 7,172,920
GO, 2011B, AGMC Insured, 0%, 8/01/40 ................................ 7,500,000 9,247,350

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ $ 1,000,000 $ 1,127,120
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,682,955
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,267,227
Merced Union High School District , GO , 2011C , Pre-Refunded , Zero Cpn., 8/01/41 .. 10,000,000 2,490,300
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,342,110
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,398,228
Moreland School District , GO , B , Refunding , 5% , 8/01/41 ..................... 4,045,000 4,678,043
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 969,206
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,243,891
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 ..................... 32,300,000 51,074,052
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,671,335
Revenue, 2017A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,961,800
Revenue, 2017A, Refunding, BAM Insured, 4%, 3/01/42 ..................... 5,000,000 5,485,000
Revenue, 2017B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,018,078
Oak Park Unified School District , GO , 2011A , 0% , 8/01/38 ..................... 6,600,000 9,418,860
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 ..... 1,270,000 1,426,832
Oakland Unified School District , GO , 2013 , Pre-Refunded , 6.625% , 8/01/38 ....... 5,000,000 5,133,250
Oakley Public Finance Authority ,
Special Assessment, 2012, Refunding, 5.3%, 9/02/34 ....................... 995,000 1,060,163
Special Assessment, 2014, Refunding, BAM Insured, 5%, 9/02/36 ............. 1,500,000 1,710,255
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,340,500
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,233,700
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,096,375
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,650,700
Paramount Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn.,
8/01/51 ......................................................... 25,000,000 3,405,750
Paso Robles Joint Unified School District , GO , 2010A , Zero Cpn., 9/01/45 ......... 15,000,000 6,712,950
Perris Community Facilities District , Special Tax , 2014A , Refunding , 5.25% , 9/01/32 . 4,500,000 4,877,460
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,170,000 4,408,190
Community Facilities District No. 2001-1, Special Tax, 2014A, Refunding, 5.375%,
9/01/33 ........................................................ 1,965,000 2,132,831
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,780,000 4,090,414
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,619,081
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................ 4,470,000 4,515,415
Pittsburg Unified School District ,
GO, 2012C, Pre-Refunded, Zero Cpn., 8/01/47 ........................... 9,000,000 2,103,480
GO, 2012C, Pre-Refunded, Zero Cpn., 8/01/52 ........................... 15,000,000 2,525,100
Porterville Public Financing Authority , Revenue , 2011A , Pre-Refunded , 5.625% ,
10/01/36 ........................................................ 5,000,000 5,160,300
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,675,020
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,257,360
Redondo Beach Unified School District , GO , 2011E , 0% , 8/01/31 ................ 2,750,000 3,585,395
Richland School District , GO , 2009C , AGMC Insured , Zero Cpn., 8/01/49 ......... 22,000,000 8,063,660
Rio Elementary School District Community Facilities District No. 1 , Special Tax , 2013 ,
Pre-Refunded , 5.5% , 9/01/39 ......................................... 6,915,000 7,808,902
Rio Hondo Community College District , GO , 2010C , 0% , 8/01/42 ................ 13,000,000 16,991,650

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rio Vista Community Facilities District ,
Special Tax, 2018, Refunding, 5%, 9/01/33 ............................... $ 1,625,000 $ 1,871,464
Special Tax, 2018, Refunding, 5%, 9/01/38 ............................... 1,000,000 1,139,810
Special Tax, 2018, Refunding, 5%, 9/01/48 ............................... 1,190,000 1,340,035
Riverbank Unified School District ,
GO, 2008B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 4,064,978
GO, 2008B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 4,363,187
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 7.125%, 10/01/42 ..................... 1,750,000 1,819,440
Tax Allocation, 2011B, 6.75%, 10/01/30 ................................. 1,200,000 1,245,720
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,496,307
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,635,035
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 5,000,000 5,452,000
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/43 ......................... 7,500,000 3,692,925
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ...... 4,280,000 4,681,378
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 452,570
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 951,475
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,516,330
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,611,450
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,284,223
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,362,880
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,290,150
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,465,351
Rowland Unified School District ,
GO, 2009B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,492,750
GO, 2009B, Zero Cpn., 8/01/39 ....................................... 15,000,000 8,759,550
GO, 2009B, Zero Cpn., 8/01/42 ....................................... 10,750,000 6,099,335
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,265,480
San Bernardino Community College District ,
GO, 2008D, Pre-Refunded, 5%, 8/01/45 ................................. 2,755,000 3,290,214
GO, 2008D, Pre-Refunded, 5%, 8/01/48 ................................. 3,760,000 4,490,455
GO, 2009B, Zero Cpn., 8/01/44 ....................................... 12,495,000 6,178,903
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 11,865,500
GO, 2010C, 0%, 7/01/47 ............................................ 26,025,000 27,512,329
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 6,255,577
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 12,328,605
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,798,807
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 42,223,300
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 11,990,300
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 10,000,000 11,848,900
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,816,760
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,351,880
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,662,940
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,491,860
Community Facilities District No. 6, Special Tax, 2013C, Zero Cpn., 8/01/43 ...... 10,000,000 2,873,700
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/43 ...................................... 2,500,000 2,764,975

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... $ 19,475,000 $ 17,871,428
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 38,624,532
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,671,237
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 35,000,000 39,020,800
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 75,000,000 83,331,750
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............ 1,565,000 1,873,821
Santa Barbara Unified School District , GO , 2011A , 0% , 8/01/36 ................. 8,000,000 11,392,720
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,132,226
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,422,048
Santa Paula Utility Authority , Revenue , 2015A , Pre-Refunded , 5% , 2/01/40 ........ 5,105,000 5,983,417
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,652,000
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,405,537
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,395,863
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,370,000 1,506,123
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,395,000 3,682,828
Siskiyou Union High School District , GO , 2009B , AGMC Insured , Zero Cpn., 8/01/49 . 15,015,000 5,299,995
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7% , 12/01/30 ..................................................... 2,115,000 2,203,449
St. Helena Unified School District , GO , 2011B , 0% , 6/01/36 .................... 10,000,000 12,628,200
State of California , GO , 5% , 3/01/45 ..................................... 3,900,000 4,513,977
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,575,858
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,030,556
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... 1,225,000 1,304,184
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 ......... 17,505,000 6,411,731
Temecula Redevelopment Agency Successor Agency , Tax Allocation , 2011A , Pre-
Refunded , 7% , 8/01/39 ............................................. 2,100,000 2,159,220
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 5,854,737
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,115,000
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 5,096,250
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,750,000 14,031,733
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 .............. 5,640,000 3,499,056
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,450,612
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,214,260
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 650,469
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,704,806
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 3,921,129
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,975,000 2,788,319
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,386,360
Turlock Public Financing Authority , Tax Allocation , 2011 , Pre-Refunded , 7.5% , 9/01/39 3,750,000 3,750,000
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 ............. 5,000,000 5,840,050

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... $ 3,200,000 $ 3,637,248
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,219,400
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 2,630,000 2,639,994
Victor Elementary School District ,
GO, 2015B, 5%, 8/01/42 ............................................ 5,455,000 6,217,227
Community Facility District, Special Tax, 2018, Refunding, BAM Insured, 5%, 9/01/46 1,385,000 1,615,201
Victor Valley Community College District , GO , 2008C , Zero Cpn., 6/01/49 ......... 11,940,000 5,177,900
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,178,380
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,052,076
West Hollywood Community Development Department ,
Tax Allocation, 2011A, 7.25%, 9/01/31 .................................. 1,000,000 1,035,000
Tax Allocation, 2011A, 7.5%, 9/01/42 ................................... 5,000,000 5,173,400
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 386,456
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 536,235
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,004,150
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,506,015
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6.5% , 9/01/32 ................................... 2,750,000 2,835,635
2,760,698,251
U.S. Territories 6.3%
Guam 0.8%
Guam Government Waterworks Authority ,
Revenue, 2014A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,095,860
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,047,461
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,881,523
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,012,775
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,475,290
Guam Power Authority, Revenue, 2017A, Refunding, 5%, 10/01/40 .............. 4,750,000 5,443,025
23,955,934
Pacific Islands 0.2%
Northern Mariana Island Ports Authority, Revenue, 1998A, 6.6%, 3/15/28 ......... 4,890,000 4,718,997
Puerto Rico 5.3%
d
Commonwealth of Puerto Rico, GO, 2014A, 8%, 7/01/35 ...................... 14,830,000 11,548,862
GDB Debt Recovery Authority of Puerto Rico, 7.5%, 8/20/40 ................... 11,369,017 9,720,510
d
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/29 ............................. 10,000,000 9,025,000
Revenue, 2012A-RSA-1 2013A, 7%, 7/01/33 ............................. 25,000,000 23,125,000
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 10,825,538
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 4,625,000
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,517,673
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,517,672
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,680,068
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,706,596
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 579,000
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 579,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 409,589
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 4,145,955
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 4,150,000 4,723,323

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 23 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, AES Puerto Rico LP, Revenue, 2000A, 6.625%, 6/01/26 ..... $ 4,500,000 $ 4,657,500
Puerto Rico Infrastructure Financing Authority, Special Tax, 2005C, Refunding, AMBAC
Insured, 5.5%, 7/01/27 .............................................. 12,750,000 14,183,992
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 109,005
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,489,984
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,124,349
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 35,520,000 10,920,269
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,445,000 4,501,376
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 11,313,000 12,168,828
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 8,196,307
163,080,396
Total U.S. Territories .................................................................... 191,755,327
Total Municipal Bonds (Cost $2,615,075,975) ...................................
2,952,453,578
Total Long Term Investments (Cost $2,653,379,191) .............................
2,990,042,826
a
a a a a
Short Term Investments 2.2%
Municipal Bonds 2.2%
California 2.2%
f
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.01% , 10/01/41 .................................. 12,935,000 12,935,000
f
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue ,
2008D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 ...... 17,000,000 17,000,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.01% , 7/01/36 ........................... 3,600,000 3,600,000
f
State of California ,
GO, 2003A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.02%, 5/01/33 ...... 6,530,000 6,530,000
GO, 2004 A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.01%,
5/01/34 ........................................................ 2,500,000 2,500,000
GO, 2004B3, LOC Citibank NA, Daily VRDN and Put, 0.02%, 5/01/34 ........... 2,700,000 2,700,000
f
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 2,500,000 2,500,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 4,500,000 4,500,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 15,000,000 15,000,000
67,265,000
Total Municipal Bonds (Cost $67,265,000) ......................................
67,265,000
Total Short Term Investments (Cost $67,265,000 ) ................................
67,265,000
a
Total Investments (Cost $2,720,644,191) 99.5% ..................................
$3,057,307,826
Other Assets, less Liabilities 0.5% .............................................
15,619,055
Net Assets 100.0% ...........................................................
$3,072,926,881
a
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

b
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $488,121,224, representing 15.9% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), February 28, 2021
Franklin Tennessee Municipal Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Tennessee 96.0%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. $ 1,000,000 $ 1,079,640
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/44 3,000,000 3,329,310
City of Chattanooga , Electric , Revenue , 2015C , Refunding , 5% , 9/01/40 .......... 2,750,000 3,225,282
City of Clarksville , Water Sewer & Gas , Revenue , 2013 , Pre-Refunded , 5% , 2/01/38 . 3,000,000 3,271,890
City of Columbia , Waterworks System , Revenue , 2012 , 5% , 12/01/32 ............ 1,000,000 1,035,200
City of Gallatin , Water & Sewer , Revenue , 2015 , Refunding , 5% , 1/01/32 .......... 1,500,000 1,702,020
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,648,931
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,859,436
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, Refunding, 5%,
4/01/36 ........................................................ 4,000,000 4,458,520
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Refunding, 5%,
4/01/41 ........................................................ 2,370,000 2,850,067
City of Knoxville , Wastewater System , Revenue , 2015A , Refunding , 4% , 4/01/42 .... 5,000,000 5,256,750
City of Loudon ,
Water & Sewer, Revenue, 2012A, Pre-Refunded, 4%, 3/01/28 ................ 1,000,000 1,036,510
Water & Sewer, Revenue, 2012A, Pre-Refunded, 5%, 3/01/32 ................ 1,300,000 1,360,398
City of Memphis ,
GO, 2011, Refunding, 5%, 5/01/36 ..................................... 4,135,000 4,166,178
Electric System, Revenue, 2014, Pre-Refunded, 5%, 12/01/34 ................ 1,000,000 1,169,690
Electric System, Revenue, 2020A, 3%, 12/01/42 .......................... 2,470,000 2,673,059
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,154,270
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 1,082,210
Water, Revenue, 2020, 3%, 12/01/45 ................................... 3,000,000 3,220,680
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ...... 1,775,000 1,839,557
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................ 2,760,000 3,151,727
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 ..................... 1,000,000 1,164,070
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 ......................... 1,775,000 1,964,091
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................ 2,500,000 2,999,100
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 5,571,900
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 .......... 1,380,000 1,598,909
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 5,006,628
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 572,945
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,997,576
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , Pre-Refunded , NATL Insured , 5.125% , 7/01/25 . 40,000 40,652
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40 4,000,000 4,146,880
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 5,000,000 5,808,600
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,303,300
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,571,367
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 1,255,000 1,300,280
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 1,041,820
Memphis-Shelby County Airport Authority , Revenue , 2011D , Refunding , 5% , 7/01/25 . 3,000,000 3,045,030
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 2,500,000 2,561,675
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 500,000 506,405
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,841,450
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2011A, Refunding, 5%, 5/15/36 ......................... 3,500,000 3,534,265

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 23 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County, (continued)
Electric, Revenue, 2014A, 5%, 5/15/39 .................................. $ 4,000,000 $ 4,535,280
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 3,500,000 4,477,130
Sports Authority, Revenue, 2013A, 5%, 8/01/38 ........................... 3,000,000 3,244,290
Sports Authority, Revenue, 2013A, 5%, 8/01/43 ........................... 2,075,000 2,239,548
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,855,000 8,176,027
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,576,080
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,334,590
Pigeon Forge Industrial Development Board , City of Pigeon Forge , Revenue , 2011 , 5% ,
6/01/34 ......................................................... 1,250,000 1,261,237
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017A, 5%, 5/01/36 . 4,000,000 4,712,680
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,876,256
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,330,600
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 2,151,758
Tennessee Housing Development Agency ,
Revenue, 2012-2C, 3.8%, 7/01/43 ..................................... 1,105,000 1,114,879
Revenue, 2013-1C, 4%, 7/01/43 ....................................... 1,110,000 1,141,335
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 950,000 993,073
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,875,000 2,013,038
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 3,320,000 3,617,173
Tennessee State School Bond Authority ,
Revenue, 2015B, Pre-Refunded, 5%, 11/01/40 ............................ 10,000,000 12,025,700
Revenue, 2015B, Pre-Refunded, 5%, 11/01/45 ............................ 5,000,000 6,012,850
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 .............. 1,000,000 1,133,050
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,803,448
a
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 ............. 820,000 913,242
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 1,262,028
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 ............. 2,500,000 3,065,800
187,159,360
U.S. Territories 2.4%
Puerto Rico 2.4%
b
Puerto Rico Electric Power Authority, Revenue, XX-RSA-1, 5.25%, 7/01/40 ........ 965,000 873,325
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,425,000 1,768,682
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 600,000 737,790
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,256,350
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 100,000 112,857
4,749,004
Total U.S. Territories .................................................................... 4,749,004
Total Municipal Bonds (Cost $181,759,376) .....................................
191,908,364
a a a a
a
Total Investments (Cost $181,759,376) 98.4% ...................................
$191,908,364
Other Assets, less Liabilities 1.6% .............................................
3,119,609
Net Assets 100.0% ...........................................................
$195,027,973
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level [1 / 2]
inputs. [For detailed categories, see the accompanying Statement of Investments.]
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.